ACQUISITIONS - Summary of Preliminary Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 01, 2025	Jan. 01, 2025
Disclosure of detailed information about business combination [line items]
Income tax			$ (1,646)
Other indirect tax			(792)
Spotlight.Vegas Acquisition
Disclosure of detailed information about business combination [line items]
Cash paid net of final purchase price adjustment released from Purchase Price Escrow and from previous shareholders		$ 6,495
Contingent consideration, at fair value		904
Cash and cash equivalents		436
Other non-current asset		360
Trade and other receivables		40
Right-of-use assets		89
Total assets acquired		5,075
Trade and other payables		(1,738)
Borrowings		(393)
Other non-current liability		(206)
Lease liability		(89)
Total liabilities assumed		(2,426)
Total net assets		2,649
Goodwill		4,750
Total acquisition consideration		7,399
Spotlight.Vegas Acquisition | Domain names and related websites
Disclosure of detailed information about business combination [line items]
Domain names and related websites and Acquired technology		1,550
Spotlight.Vegas Acquisition | Acquired technology
Disclosure of detailed information about business combination [line items]
Domain names and related websites and Acquired technology		$ 2,600
OddsJam
Disclosure of detailed information about business combination [line items]
Cash paid net of final purchase price adjustment released from Purchase Price Escrow and from previous shareholders			63,577
Contingent consideration, at fair value	$ 40,000
Common shares issued, at fair value			9,971
Contingent and deferred consideration, at fair value	$ 33,570		24,771
Cash and cash equivalents			1,141
Other non-current asset			127
Trade and other receivables			1,091
Customer base			26,100
Acquired technology and Software			23,500
Indemnification asset			792
Deferred tax			1,370
Total assets acquired			62,321
Accounts payable and accrued expenses			(882)
Deferred income			(1,502)
Deferred tax			(14,845)
Other current liabilities			(1,786)
Total liabilities assumed			(21,453)
Total net assets			40,868
Goodwill			57,451
Total acquisition consideration			98,319
OddsJam | Domain names and related websites
Disclosure of detailed information about business combination [line items]
Domain names and related websites and Acquired technology			$ 8,200